Note 18 - Segmented Information (Details) - Revenues and Long-lived Assets by Geographic Location - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,264,077	$ 1,132,002	$ 1,038,087
Total long-lived assets	357,699	355,513	338,163
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,181,435	1,040,356	950,046
Total long-lived assets	321,279	310,825	298,221
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	82,642	91,646	88,041
Total long-lived assets	$ 36,420	$ 44,688	$ 39,942